Income Taxes - Schedule of Effective Income Tax Rate (Detail)	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Statutory U.S. federal tax rate			35.00%	21.00%	31.50%
State income taxes (net of federal benefit)			3.60%	3.50%	3.60%
Remeasurement of deferred tax assets and liabilities arising from the Tax Legislation					166.90%
Research and development tax credit			0.50%	1.60%	2.40%
Other			(0.10%)	0.20%	(0.50%)
Effective income tax rate	10.70%	24.30%	39.00%	26.30%	203.90%